Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTS

Effective January 1, 2026, the Company amended the Plan to require catch-up eligible participants whose FICA wages exceeded $145,000 in the prior plan year to make catch-up contributions on a Roth (after-tax) basis.